UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:  (301) 296-5100

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2015 – March 31, 2016

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Manager”) is pleased to present the semiannual shareholder report for the Funds in the Guggenheim Strategy Funds Trust:  Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (each a “Fund” and together, the “Funds”). The report covers the six-month period ended March 31, 2016.

The investment objective for each Fund is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GPIM is responsible for the management of the Funds’ portfolio of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC, is affiliated with Guggenheim and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for Q1 gross domestic product (“GDP”) in the U.S. were marked down, even though Q1 GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in Q1. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the six-month period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2016

Guggenheim Strategy Fund I

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$292,079,874	42.9%
Corporate Bonds	153,618,472	22.6%
Short-Term Investments	133,437,918	19.6%
Collateralized Mortgage Obligations	104,355,160	15.3%
Other Assets & Liabilities, net	(2,954,856)	-0.4%
Total Net Assets	$680,536,568	100.0%

Average Annual Total Returns
for the Period Ended
March 31, 2016

	Six Month (non- annualized)	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund I	0.35%	0.73%	0.81%
Barclays 1-3 Month U.S. Treasury Bill Index	0.08%	0.09%	0.05%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2016

Ten Largest Holdings
(% of Total Net Assets)
Station Place Securitization Trust, 1.43%	3.5%
CDGJ Commercial Mortgage Trust, 2.29%	2.9%
Lockwood Grove CLO Ltd., 1.99%	2.6%
Capital One Multi-Asset Execution Trust, 0.52%	2.3%
CSMC, 0.30%	2.2%
AmeriCredit Automobile Receivables 2016-1, 0.75%	2.1%
Fortress Credit Opportunities V CLO Ltd., 2.52%	1.8%
Fortress Credit Opportunities III CLO, LP, 2.52%	1.6%
Tennenbaum Senior Loan Funding III LLC, 2.28%	1.5%
Citibank Credit Card Issuance Trust, 0.64%	1.5%
Top Ten Total	22.0%
“Ten Largest Holdings” excludes any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2016

Guggenheim Strategy Fund II

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$167,468,398	48.0%
Commercial Mortgage Obligations	75,078,320	21.5%
Corporate Bonds	61,943,396	17.8%
Short Term Investments	44,469,585	12.8%
Other Assets & Liabilities, net	(345,025)	-0.1%
Total Net Assets	$348,614,674	100.0%

Average Annual Total Returns
Periods Ended March 31, 2016
	Six Month (Non- annualized)	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	0.29%	0.79%	0.98%
Barclays 1-3 Month U.S. Treasury Bill Index	0.08%	0.09%	0.05%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
CDGJ Commercial Mortgage Trust, 2.29%	2.0%
Capital One Multi-Asset Execution Trust, 0.52%	1.9%
AmeriCredit Automobile Receivables, 0.75%	1.9%
Lockwood Grove CLO Ltd., 1.99%	1.9%
Station Place Securitization Trust, 1.43%	1.8%
Daimler Finance North America LLC, 1.33%	1.4%
Ares XII CLO Ltd., 2..63%	1.4%
CSMC, 0.30%	1.4%
FS Senior Funding Ltd., 2.43%	1.2%
Citibank Credit Card Issuance Trust, 0.64%	1.2%
Top Ten Total	16.1%
“Ten Largest Holdings” excludes any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2016

Guggenheim Strategy Fund III

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$100,398,154	49.0%
Collateralized Mortgage Obligations	58,682,045	28.6%
Corporate Bonds	28,703,652	14.0%
Short Term Investments	10,520,914	5.1%
Senior Floating Rate Interests	6,401,183	3.1%
Other Assets & Liabilities, net	360,860	0.2%
Total Net Assets	$205,066,808	100.00%

Average Annual Total Returns for the Period Ended March 31, 2016
	Six Month (Non- annualized)	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	0.30%	1.01%	1.31%
Barclays 1-3 Month U.S. Treasury Bill Index	0.08%	0.09%	0.05%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Capital One Multi-Asset Execution Trust, 0.51%	1.5%
Nationstar HECM Loan Trust, 2.88%	1.5%
Bemis Co., Inc.	1.5%
CDGJ Commercial Mortgage Trust, 2.29%	1.4%
Lockwood Grove CLO Ltd., 1.99%	1.3%
Golub Capital Partners CLO Ltd., 2.52%	1.3%
Cerberus Onshore II CLO LLC, 2.62%	1.3%
LSTAR Securities Investment Trust, 2.44%	1.3%
LSTAR Securities Investment Trust, 2.43%	1.1%
GS Mortgage Securities Corp Trust 2016-ICE 2, 3.69%	1.1%
Top Ten Total	13.3%
“Ten Largest Holdings” excludes any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2016

Guggenheim Variable Insurance Strategy Fund III

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$72,746,160	55.9%
Collateralized Mortgage Obligations	31,700,647	24.4%
Corporate Bonds	17,917,531	13.8%
Short Term Investments	4,453,751	3.4%
Senior Floating Rate Interests	2,960,369	2.3%
Other Assets & Liabilities, net	228,347	0.2%
Total Net Assets	$130,006,805	100.0%

Average Annual Total Returns
for the Periods Ended March 31, 2016
	Six Month (non- annualized)	One Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	0.31%	0.98%	1.29%
Barclays 1-3 Month U.S. Treasury Bill Index	0.08%	0.09%	0.05%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Lockwood Grove CLO Ltd., 1.99%	2.1%
CSMC, 0.60%	1.6%
Baker Street CLO II Ltd., 1.35%	1.6%
CSMC, 0.59%	1.6%
Capital One Multi-Asset Execution Trust, 0.52%	1.5%
Fortress Credit Opportunities V CLO Ltd., 2.52%	1.5%
Tennenbaum Senior Loan Funding III LLC, 2.28%	1.5%
FS Senior Funding Ltd., 2.43%	1.4%
Steele Creek CLO Ltd., 2.87%	1.4%
Resource Capital Corp. Ltd., 1.49%	1.3%
Top Ten Total	15.5%
“Ten Largest Holdings” excludes any short-term securities.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A Fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio1	Fund Return	Beginning account value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Guggenheim Strategy Fund I	0.05%	0.35%	$1,000.00	$1,003.46	$0.25
Guggenheim Strategy Fund II	0.08%	0.29%	1,000.00	1,002.94	0.40
Guggenheim Strategy Fund III	0.12%	0.30%	1,000.00	1,003.02	0.60
Guggenheim Variable Insurance Strategy Fund III	0.13%	0.31%	1,000.00	1,003.15	0.65

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.05%	5.00%	$1,000.00	$1,024.75	$0.25
Guggenheim Strategy Fund II	0.08%	5.00%	1,000.00	1,024.60	0.40
Guggenheim Strategy Fund III	0.12%	5.00%	1,000.00	1,024.40	0.61
Guggenheim Variable Insurance Strategy Fund III	0.13%	5.00%	1,000.00	1,024.35	0.66

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face
	Amount	Value
SHORT-TERM INVESTMENTS – 19.6%
COMMERCIAL PAPER†† - 16.6%
BAT International Finance plc
0.60% due 04/01/161	$10,000,000	$9,999,999
Mondelez International, Inc.
0.63% due 04/05/161	10,000,000	9,999,299
Bacardi USA, Inc.
0.68% due 04/13/161	10,000,000	9,997,732
Bemis, Inc.
0.73% due 04/13/161	10,000,000	9,997,567
COX Enterprises, Inc.
0.74% due 04/12/161	10,000,000	9,997,556
Nissan Motor Acceptance Corp.
0.76% due 04/13/161	10,000,000	9,997,467
VF Corp.
0.68% due 04/25/161	10,000,000	9,995,467
AirGas, Inc.
0.70% due 04/12/161	9,650,000	9,647,848
Corning, Inc.
0.73% due 04/20/161	9,000,000	8,996,533
Harley-Davidson Funding Corp.
0.68% due 05/03/161	9,000,000	8,994,560
American Water Capital Corp.
0.65% due 04/07/161	5,700,000	5,699,383
Kellogg Co.
0.60% due 04/04/161	5,000,000	4,999,750
Ryder System, Inc.
0.65% due 04/01/16	4,750,000	4,750,000
Total Commercial Paper
(Cost $113,073,161)		113,073,161
U.S. GOVERNMENT SECURITIES†† - 2.9%
United States Treasury Bill
0.00% due 04/07/162	8,400,000	8,399,832
0.00% due 04/21/162	5,200,000	5,199,698
0.00% due 06/23/162	4,000,000	3,998,020
0.00% due 06/02/162	2,000,000	1,999,462
Total U.S. Government Securities
(Cost $19,596,430)		19,597,012

	Shares	Value
MONEY MARKET INSTRUMENTS† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.00%3
(Cost $767,745)	767,745	$767,745
Total Short Term Investments
(Cost $133,437,336)		133,437,918

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 42.9%
Collateralized Loan Obligations - 29.1%
Lockwood Grove CLO Ltd.
2014-1A, 1.99% due 01/25/241,4	$17,750,000	$17,600,375

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.9% (continued)
Collateralized Loan Obligations - 29.1% (continued)
Golub Capital Partners CLO Ltd.
2014-21A, 2.52% due 10/25/261,4	$8,750,000	$8,660,021
2015-25A, 2.42% due 08/05/271,4	5,000,000	4,892,003
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.52% due 10/15/261,4	12,000,000	11,882,284
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.52% due 04/28/261,4	11,000,000	10,871,740
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/244	10,500,000	10,347,308
MCF CLO I LLC
2013-1A, 2.27% due 04/20/231,4	10,000,000	9,930,261
Great Lakes CLO Ltd.
2014-1A, 2.47% due 04/15/251,4	9,900,000	9,838,758
Telos CLO Ltd.
2014-5A, 2.17% due 04/17/251,4	9,900,000	9,787,648
Resource Capital Corporation Ltd.
2015-CRE4, 1.84% due 08/15/321,4	5,000,000	4,908,915
2014-CRE2, 1.49% due 04/15/321,4	4,569,173	4,483,714
CVP Cascade CLO Ltd.
2014-CLO1, 2.07% due 01/16/261,4	8,250,000	8,104,613
ACRE Commercial Mortgage Trust
2014-FL2, 2.49% due 08/15/311,4	3,365,000	3,405,642
2014-FL2, 1.89% due 08/15/311,4	1,800,000	1,775,653
2014-FL2, 1.44% due 08/15/311,4	1,024,549	1,017,443
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.77% due 04/25/251,4	5,600,000	5,464,484
Lime Street CLO Corp.
2007-1A, 1.57% due 06/20/211,4	6,000,000	5,384,888
Monroe Capital CLO Ltd.
2014-1A, 2.42% due 10/22/261,4	5,490,000	5,384,144
NewMark Capital Funding CLO Ltd.
2013-1A, 1.75% due 06/02/251,4	5,500,000	5,345,324

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.9% (continued)
Collateralized Loan Obligations - 29.1% (continued)
Cent CLO Ltd.
2014-20A, 2.10% due 01/25/261,4	$5,100,000	$5,046,455
RFTI Issuer Ltd.
2015-FL1, 2.19% due 08/15/301,4	5,000,000	4,989,467
PFP Ltd.
2015-2, 2.44% due 07/14/341,4	5,000,000	4,929,062
Cerberus Onshore II CLO LLC
2014-1A, 2.62% due 10/15/231,4	4,156,613	4,143,803
Centurion CDO Ltd.
2005-9A, 0.87% due 07/17/191,4	4,179,607	4,124,357
Venture VII CDO Ltd.
2006-7A, 0.85% due 01/20/221,4	4,088,329	4,003,762
Baker Street CLO II Ltd.
2006-1A, 1.35% due 10/15/191,4	3,750,000	3,565,397
Northwoods Capital X Ltd.
2013-10A, 2.02% due 11/04/251,4	3,500,000	3,431,302
Flagship CLO VI
2007-1A, 3.04% due 06/10/211,4	3,250,000	3,045,823
CFIP CLO Ltd.
2014-1A, 2.09% due 04/13/251,4	3,000,000	2,894,442
NYLIM Flatiron CLO Ltd.
2006-1A, 2.09% due 08/08/201,4	1,750,000	1,633,163
2006-1X, 0.86% due 08/08/20	1,244,744	1,236,105
AMMC CLO 15 Ltd.
2014-15A, 1.94% due 12/09/261,4	2,750,000	2,726,793
Madison Park Funding V Ltd.
2007-5A, 2.08% due 02/26/211,4	3,000,000	2,712,386
Babson CLO Ltd.
2007-1X, 0.85% due 01/18/21	2,499,927	2,458,166
TICP CLO I Ltd.
2014-1A, 2.12% due 04/26/261,4	2,000,000	1,975,001
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.09% due 10/15/251,4	2,000,000	1,971,150
BNPP IP CLO Ltd.
2014-1A, 2.07% due 04/24/261,4	2,000,000	1,969,450
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.22% due 07/25/251,4	2,000,000	1,857,495

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.9% (continued)
Collateralized Loan Obligations - 29.1% (continued)
Ocean Trails CLO IV
2013-4A, 1.62% due 08/13/251,4	$70,000	$69,900
Total Collateralized Loan Obligations		197,868,697
Automotive - 8.0%
AmeriCredit Automobile Receivables 2016-1
2016-1, 0.75% due 02/08/17	14,209,923	14,209,943
Mercedes-Benz Auto Lease Trust 2016-A
2016-A, 0.65% due 03/15/17	10,000,000	10,000,026
Nissan Auto Receivables 2016-A Owner Trust
2016-A, 0.64% due 02/15/17	9,389,468	9,389,487
BMW Vehicle Lease Trust 2016-1
2016-1, 0.63% due 02/21/17	9,006,521	8,997,278
CarMax Auto Owner Trust 2016-1
2016-1, 0.67% due 02/15/17	6,527,104	6,527,116
Hyundai Auto Lease Securitization Trust 2016-A
2016-A, 0.68% due 02/15/171	5,199,589	5,199,602
Total Automotive		54,323,452
Credit Card - 3.8%
Capital One Multi-Asset Execution Trust
2007-A2, 0.52% due 12/16/194	15,569,000	15,541,759
Citibank Credit Card Issuance Trust
2014-A3, 0.64% due 05/09/184	10,240,000	10,240,868
Total Credit Card		25,782,627
Equipment - 1.2%
John Deere Owner Trust 2016
2016-A, 0.64% due 03/15/17	8,000,000	8,000,018
Collateralized Debt Obligations - 0.7%
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.94% due 11/21/401,4	4,401,401	4,367,027

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.9% (continued)
Collateralized Debt Obligations - 0.7% (continued)
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/461,4	$769,322	$736,008
Total Collateralized Debt Obligations		5,103,035
Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.89% due 07/10/174	1,015,278	1,002,045
Total Asset Backed Securities
(Cost $294,566,704)		292,079,874
CORPORATE BONDS†† - 22.6%
Financial - 18.6%
Station Place Securitization Trust
1.43% due 02/25/17	24,000,000	24,008,400
Fifth Third Bank/Cincinnati OH
1.53% due 08/20/184	10,000,000	9,980,750
Citigroup, Inc.
1.35% due 03/10/17	5,000,000	5,002,055
1.58% due 07/25/164	4,620,000	4,627,623
Capital One North America/Mclean VA
1.77% due 08/17/184	9,550,000	9,575,727
National Bank of Canada
1.47% due 12/14/184	9,200,000	9,173,117
Royal Bank of Scotland Group plc
1.57% due 03/31/174	7,950,000	7,938,481
Lloyds Bank plc
1.62% due 01/22/194	7,000,000	6,994,064
Morgan Stanley
2.00% due 02/01/194	6,900,000	6,965,536
US Bank North America/Cincinnati OH
1.20% due 01/29/184	6,800,000	6,800,972
Abbey National Treasury Services plc/United Kingdom
2.11% due 03/14/194	6,200,000	6,231,236
JPMorgan Chase & Co.
1.46% due 03/22/194	6,000,000	6,002,292
UnitedHealth Group, Inc.
1.07% due 01/17/174	5,750,000	5,754,911
Aon Corp.
3.13% due 05/27/16	3,500,000	3,512,075
Bank of America North America
1.40% due 12/07/184	3,500,000	3,482,990
Berkshire Hathaway Finance Corp.
1.32% due 03/15/194	3,000,000	3,019,851
Macquarie Bank Ltd.
1.42% due 03/24/171,4	2,650,000	2,645,744
Nomura Holdings, Inc.
2.08% due 09/13/164	1,900,000	1,905,020
Goldman Sachs Group, Inc.
1.82% due 04/30/184	1,790,000	1,797,572

	Face Amount	Value
CORPORATE BONDS†† - 22.6% (continued)
Financial - 18.6% (continued)
HCP, Inc., REIT
5.63% due 05/01/17	$1,000,000	$1,037,109
Total Financial		126,455,525
Communications - 2.2%
AT&T, Inc.
2.95% due 05/15/16	7,000,000	7,016,394
2.40% due 03/15/17	3,000,000	3,035,013
Verizon Communications, Inc.
1.35% due 06/09/17	3,000,000	3,008,604
Viacom, Inc.
6.25% due 04/30/16	2,150,000	2,158,185
Total Communications		15,218,196
Consumer, Cyclical - 1.1%
Daimler Finance North America LLC
1.33% due 08/03/171,4	6,000,000	5,998,494
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,422,708
Total Consumer, Cyclical		7,421,202
Technology - 0.5%
Apple, Inc.
1.44% due 02/22/194	3,000,000	3,026,601
Consumer, Non-cyclical - 0.2%
Express Scripts Holding Co.
1.25% due 06/02/17	1,500,000	1,496,948
Total Corporate Bonds
(Cost $153,493,705)		153,618,472
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.3%
Residential Mortgage Backed Securities - 11.3%
CSMC Series
2014-9R, 0.30% due 06/27/361,4	15,360,362	14,661,782
2014-7R, 0.59% due 10/27/361,4	9,253,970	8,812,574
2014-7R, 0.60% due 12/27/371,4	6,798,462	6,535,158
2014-2R, 0.64% due 02/27/461,4	6,500,460	5,947,654
2014-6R, 0.62% due 09/27/361,4	5,258,556	4,907,068
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/251	8,735,767	8,720,750
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/191,5	6,451,886	6,403,033
LSTAR Securities Investment Trust
2015-3, 2.44% due 03/01/201,4	3,609,877	3,530,171
2014-1 NOTE, 3.54% due 09/01/211,4	2,874,485	2,845,741
GSMSC Resecuritization Trust
2014-3R, 0.61% due 11/26/361,4	6,216,941	6,041,423

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.3% (continued)
Residential Mortgage Backed Securities - 11.3% (continued)
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/451,4	$4,820,440	$4,795,794
Banc of America Funding 2012-R4 Trust
2012-R4, 0.70% due 03/04/391,4	3,799,972	3,776,032
Total Residential Mortgage Backed Securities		76,977,180
Commercial Mortgage Backed Securities - 4.0%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.29% due 12/15/271,4	20,000,000	19,510,520

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.3% (continued)
Commercial Mortgage Backed Securities - 4.0% (continued)
GAHR Commercial Mortgage Trust
2015-NRF, 1.74% due 12/15/161,4	$5,945,014	$5,893,873
COMM 2014-KYO Mortgage Trust
2014-KYO, 1.74% due 06/11/271,4	2,000,000	1,973,587
Total Commercial Mortgage Backed Securities		27,377,980
Total Collateralized Mortgage Obligations
(Cost $105,641,352)		104,355,160
Total Investments - 100.4%
(Cost $687,139,097)		$683,491,424
Other Assets & Liabilities, net - (0.4)%		(2,954,856)
Total Net Assets - 100.0%		$680,536,568

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $415,452,314 (cost $419,094,713), or 61.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	Rate indicated is the 7-day yield as of March 31, 2016.
4	Variable rate security. Rate indicated is rate effective at March 31, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at March 31, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$-	$113,073,161	$-	$113,073,161
U.S. Government Securities	-	19,597,012	-	19,597,012
Money Market Instruments	767,745	-	-	767,745
Asset Backed Securities	-	292,079,874	-	292,079,874
Corporate Bonds	-	153,618,472	-	153,618,472
Collateralized Mortgage Obligations	-	104,355,160	-	104,355,160
Total	$767,745	$682,723,679	$-	$683,491,424

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 31, 2016, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Assets
Beginning Balance	$21,504,516
Change in Unrealized Gain/Loss	(4,516)
Sales	(21,500,000)
Ending Balance	$-
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$- *

*No Level 3 securities held at period ended March 31, 2016.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount/
	Shares	Value
SHORT TERM INVESTMENTS – 12.8%
COMMERCIAL PAPER†† - 7.3%
Bemis Co., Inc.
0.70% due 04/21/161	$5,500,000	$5,497,861
Ryder System, Inc.
0.67% due 04/05/16	5,000,000	4,999,628
AirGas, Inc.
0.51% due 04/06/161	5,000,000	4,999,583
Bacardi USA, Inc.
0.68% due 04/13/161	5,000,000	4,998,867
Corning, Inc.
0.73% due 04/20/161	5,000,000	4,998,074
Total Commercial Paper
(Cost $25,494,013)		25,494,013
U.S. GOVERNMENT SECURITIES†† - 5.3%
United States Treasury Bill
0.00% due 04/07/162	8,400,000	8,399,832
0.00% due 06/23/162	7,000,000	6,996,535
0.00% due 06/02/162	3,000,000	2,999,193
Total U.S. Government Securities
(Cost $18,394,892)		18,395,560
MONEY MARKET INSTRUMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%3
(Cost $580,012)	580,012	580,012
Total Short Term Investments
(Cost $44,468,917)		44,469,585

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 48.0%
Collateralized Loan Obligations - 39.7%
Lockwood Grove CLO Ltd.
2014-1A, 1.99% due 01/25/241,4	6,750,000	6,693,100
Golub Capital Partners CLO Ltd.
2014-21A, 2.52% due 10/25/261,4	3,500,000	3,464,008
2015-25A A1, 2.42% due 08/05/271,4	1,800,000	1,761,121
2011-10AR CR, 3.57% due 10/20/211,4	500,000	490,649
Great Lakes CLO Ltd.
2015-1A A1, 2.57% due 07/15/261,4	2,500,000	2,479,042
2014-1A, 3.22% due 04/15/251,4	2,000,000	1,956,474
2014-1A, 2.47% due 04/15/251,4	1,000,000	993,814
Resource Capital Corporation Ltd.
2015-CRE4, 1.84% due 08/15/321,4	3,500,000	3,436,240

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.0% (continued)
Collateralized Loan Obligations - 39.7% (continued)
2014-CRE2, 1.49% due 04/15/321,4	$1,511,065	$1,482,803
Ares XII CLO Ltd.
2007-12A, 2.63% due 11/25/201,4	5,000,000	4,850,627
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.09% due 10/15/251,4	3,500,000	3,449,512
2015-1A, 1.85% due 04/20/221,4	1,000,000	993,436
FS Senior Funding Ltd.
2015-1A, 2.43% due 05/28/251,4	4,450,000	4,349,105
CIFC Funding Ltd.
2007-2A, 2.22% due 04/15/211,4	1,500,000	1,389,375
2013-3A, 3.62% due 01/29/251,4	1,000,000	973,483
2007-I 2, 2.12% due 05/10/211,4	1,000,000	937,572
2015-1A, 1.92% due 01/19/231,4	721,462	720,619
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.52% due 10/15/261,4	4,000,000	3,960,761
Fortress Credit Opportunities III CLO, LP
2014-3A A1T, 2.52% due 04/28/261,4	2,700,000	2,668,518
2014-3A B1, 3.12% due 04/28/261,4	900,000	877,257
ACAS CLO Ltd.
2012-1AR BR, 2.94% due 09/20/231,4	3,500,000	3,496,552
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/244	3,500,000	3,449,103
Cerberus Onshore II CLO LLC
2013-1A A1, 2.62% due 10/15/231,4	3,265,910	3,255,845
Babson CLO Ltd.
2007-1X, 0.86% due 01/18/214	1,583,287	1,556,838
2014-IA, 2.11% due 07/20/251,4	1,450,000	1,431,277
Fortress Credit BSL II Ltd.
2013-2A A1F, 2.12% due 10/19/251,4	3,000,000	2,959,911
Marea CLO Ltd.
2012-1A BR, 2.42% due 10/15/231,4	3,000,000	2,889,203
AMMC CLO 15 Ltd.
2014-15A, 1.94% due 12/09/261,4	2,750,000	2,726,793

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.0% (continued)
Collateralized Loan Obligations - 39.7% (continued)
Telos CLO Ltd.
2014-5A, 2.17% due 04/17/251,4	$2,000,000	$1,977,303
2014-5A, 2.77% due 04/17/251,4	750,000	710,969
CFIP CLO Ltd.
2014-1A A2, 2.09% due 04/13/251,4	2,700,000	2,604,998
MCF CLO I LLC
2013-1A, 2.27% due 04/20/231,4	2,600,000	2,581,868
Oak Hill Credit Partners X Ltd.
2014-10A, 2.72% due 07/20/261,4	2,650,000	2,545,263
Highbridge Loan Management Ltd.
2014-1A, 2.87% due 09/20/221,4	2,500,000	2,499,680
Fortress Credit Investments IV Ltd.
2015-4A B, 2.52% due 07/17/231,4	2,500,000	2,468,326
Cavalry CLO II
2A A, 1.97% due 01/17/241,4	2,500,000	2,455,734
Acis CLO 2014-3 Ltd.
2014-3A, 2.13% due 02/01/261,4	2,125,000	2,083,350
Madison Park Funding VIII Ltd.
2012-8AR BR, 2.82% due 04/22/221,4	2,100,000	2,065,847
Centurion CDO Ltd.
2005-9A, 0.87% due 07/17/191,4	2,089,803	2,062,178
Lime Street CLO Corp.
2007-1A, 1.57% due 06/20/211,4	2,250,000	2,019,333
RFTI Issuer Ltd.
2015-FL1 A, 2.19% due 08/15/301,4	2,000,000	1,995,787
ACIS CLO Ltd.
2015-6A, 2.21% due 05/01/271,4	2,000,000	1,982,184
PFP Ltd.
2015-2 AS, 2.44% due 07/14/341,4	2,000,000	1,971,625
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.77% due 04/25/251,4	2,000,000	1,951,601
Monroe Capital CLO Ltd.
2014-1A, 2.42% due 10/22/261,4	1,850,000	1,814,329
Cent CLO Ltd.
2014-20A, 2.10% due 01/25/261,4	1,800,000	1,781,102

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.0% (continued)
Collateralized Loan Obligations - 39.7% (continued)
Ares XXIII CLO Ltd.
2014-1A, 2.82% due 04/19/231,4	$1,750,000	$1,749,912
ACRE Commercial Mortgage Trust
2014-FL2, 2.49% due 08/15/311,4	900,000	910,870
2014-FL2, 1.89% due 08/15/311,4	500,000	493,237
2014-FL2, 1.44% due 08/15/311,4	276,466	274,548
TICP CLO I Ltd.
2014-1A, 2.12% due 04/26/261,4	1,500,000	1,481,251
BNPP IP CLO Ltd.
2014-1A, 2.07% due 04/24/261,4	1,500,000	1,477,088
Regatta V Funding Ltd.
2014-1A, 3.77% due 10/25/261,4	1,500,000	1,471,058
Venture VII CDO Ltd.
2006-7A, 0.85% due 01/20/221,4	1,483,668	1,452,978
NYLIM Flatiron CLO Ltd.
2006-1X, 0.86% due 08/08/204	726,100	721,061
2006-1A C, 2.09% due 08/08/201,4	750,000	699,927
Regatta Funding Ltd.
2007-1A, 1.93% due 06/15/201,4	1,400,000	1,371,029
Marathon CLO VI Ltd.
2014-6A, 2.67% due 05/13/251,4	1,500,000	1,352,319
Gallatin CLO VII Ltd.
2014-1A, 2.67% due 07/15/231,4	1,350,000	1,340,316
NewMark Capital Funding CLO Ltd.
2013-1A, 1.75% due 06/02/251,4	1,250,000	1,214,846
Baker Street CLO II Ltd.
2006-1A, 1.35% due 10/15/191,4	1,250,000	1,188,466
Golub Capital BDC CLO LLC
2014-1A, 2.82% due 04/25/261,4	1,200,000	1,163,046
Venture VI CDO Ltd.
2006-1A, 2.10% due 08/03/201,4	1,200,000	1,093,087
LCM X, LP
2014-10A, 3.47% due 04/15/221,4	1,100,000	1,084,522
Cent CLO
2014-16AR A2R, 2.87% due 08/01/241,4	1,000,000	990,236

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.0% (continued)
Collateralized Loan Obligations - 39.7% (continued)
CVP Cascade CLO Ltd.
2014-CLO1, 2.07% due 01/16/261,4	$1,000,000	$982,377
Ivy Hill Middle Market Credit Fund VII Ltd.
7A B, 2.92% due 10/20/251,4	1,000,000	960,978
Flagship CLO VI
2007-1A D, 3.04% due 06/10/211,4	1,000,000	937,176
Madison Park Funding V Ltd.
2007-5A C, 2.08% due 02/26/211,4	1,000,000	904,129
Duane Street CLO IV Ltd.
2007-4A D, 2.87% due 11/14/211,4	900,000	815,832
Westbrook CLO Ltd.
2006-1A, 2.32% due 12/20/201,4	850,000	783,926
Black Diamond CLO Ltd.
2005-2X, 1.34% due 01/07/184	750,000	725,506
Newstar Commercial Loan Funding
2014-1A, 3.22% due 04/20/251,4	750,000	720,266
NewStar Arlington Senior Loan Program LLC
2014-1A B1, 3.22% due 07/25/251,4	750,000	696,561
TICP CLO II Ltd.
2014-2A, 2.67% due 07/20/261,4	600,000	573,376
San Gabriel CLO Ltd.
2007-1A B1L, 2.89% due 09/10/211,4	450,000	429,757
Marathon CLO IV Ltd.
2012-4A, 2.01% due 05/20/231,4	407,215	405,873
Nantucket CLO Ltd.
2006-1X, 2.12% due 11/24/204	400,000	375,784
Brentwood CLO Corp.
2006-1A, 0.89% due 02/01/221,4	309,561	305,731
Total Collateralized Loan Obligations		138,411,584
Credit Card - 3.1%
Capital One Multi-Asset Execution Trust
2007-A2, 0.52% due 12/16/194	6,800,000	6,788,102

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.0% (continued)
Credit Card - 3.1% (continued)
Citibank Credit Card Issuance Trust
2014-A3, 0.64% due 05/09/184	$4,100,000	$4,100,348
Total Credit Card		10,888,450
Automotive - 2.6%
AmeriCredit Automobile Receivables
2016-1, 0.75% due 02/08/17	6,731,016	6,731,026
CarMax Auto Owner Trust
2015-4, 0.42% due 10/17/16	2,031,203	2,030,769
California Republic Auto Receivables Trust
2015-3, 0.44% due 10/17/16	192,486	192,486
Total Automotive		8,954,281
Equipment - 1.1%
John Deere Owner Trust 2016
2016-A, 0.64% due 03/15/17	4,000,000	4,000,009
Collateralized Debt Obligations - 1.1%
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/391,4	2,425,080	2,280,228
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.94% due 11/21/401,4	1,436,801	1,425,580
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/461,4	279,753	267,639
Total Collateralized Debt Obligations		3,973,447
Financial - 0.4%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX C, 0.88% due 07/10/174	1,257,011	1,240,627
Total Asset Backed Securities
(Cost $169,576,002)		167,468,398
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.5%
Residential Mortgage Backed Securities - 13.9%
CSMC Series
2014-9R, 0.30% due 06/27/361,4	5,080,157	4,849,113
2014-7R, 0.59% due 10/27/361,4	2,597,554	2,473,656
2014-2R, 0.64% due 02/27/461,4	2,537,643	2,321,839
2014-7R, 0.60% due 12/27/371,4	2,367,624	2,275,926
2014-6R 11A1, 0.62% due 09/27/361,4	1,478,309	1,379,497

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.5% (continued)
Residential Mortgage Backed Securities - 13.9% (continued)
LSTAR Securities Investment Trust
2015-4 A1, 2.44% due 04/01/201,4	$1,765,529	$1,712,563
2015-3 A, 2.43% due 03/01/201,4	1,353,704	1,323,814
2014-1 NOTE, 3.54% due 09/01/211,4	391,975	388,056
VOLT XXXIX LLC
2015-NPL13 A1, 4.13% due 10/25/451,5	3,374,308	3,357,057
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/251	3,324,230	3,318,515
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/411,4	3,543,882	3,279,345
VOLT XL LLC
2015-NP14 A1, 4.38% due 11/27/451,5	2,870,909	2,865,604
Structured Asset Investment Loan Trust
2005-1, 1.15% due 02/25/351,4	1,500,000	1,403,810
2005-2, 1.17% due 03/25/354	1,200,000	1,117,459
CIT Mortgage Loan Trust
2007-1 2A3, 1.88% due 10/25/371,4	2,529,490	2,368,601
GSAMP Trust
2005-HE6 M1, 0.87% due 11/25/354	2,400,000	2,259,810
GCAT LLC
2014-2 A1, 3.72% due 10/25/191,5	2,150,629	2,134,344
Encore Credit Receivables Trust
2005-4, 0.87% due 01/25/364	2,150,000	1,977,138
GSMSC Resecuritization Trust
2014-3R, 0.61% due 11/26/361,4	1,799,641	1,748,833
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.59% due 03/25/364	1,107,317	1,029,280
2006-NC1, 0.58% due 05/25/364	719,716	666,261
First Frankin Mortgage Loan Trust
2006-FF4, 0.63% due 03/25/364	1,819,948	1,690,708
Banc of America Funding 2012-R4 Trust
2012-R4, 0.70% due 03/04/391,4	1,413,630	1,404,724

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.5% (continued)
Residential Mortgage Backed Securities - 13.9% (continued)
Accredited Mortgage Loan Trust
2007-1, 0.56% due 02/25/374	$625,610	$593,459
New Century Home Equity Loan Trust Series
2005-C, 0.68% due 12/25/354	601,393	571,465
GreenPoint Mortgage Funding Trust
2007-AR1 1A1A, 0.51% due 02/25/474	57,800	56,615
Total Residential Mortgage Backed Securities		48,567,492
Commercial Mortgage Backed Securities - 7.6%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.29% due 12/15/271,4	7,000,000	6,828,681
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.42% due 07/15/311,4	2,795,840	2,781,273
2014-FL5, 2.44% due 07/15/311,4	2,250,000	2,199,443
Morgan Stanley Capital I Trust
2015-XLF1 C, 2.64% due 08/13/191,4	4,000,000	3,948,838
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.54% due 06/15/281,4	2,000,000	2,005,103
2014-ICTS, 1.84% due 06/15/281,4	1,500,000	1,504,624
COMM Mortgage Trust
2014-KYO, 1.74% due 06/11/271,4	2,000,000	1,973,587
2014-KYO E, 2.79% due 06/11/271,4	1,400,000	1,370,191
GAHR Commercial Mortgage Trust
2015-NRF, 1.74% due 12/15/161,4	1,981,671	1,964,624
BLCP Hotel Trust
2014-CLRN, 1.79% due 08/15/291,4	2,000,000	1,934,464
Total Commercial Mortgage Backed Securities		26,510,828
Total Collateralized Mortgage Obligations
(Cost $76,011,070)		75,078,320
CORPORATE BONDS†† - 17.8%
Financial - 13.8%
Station Place Securitization Trust
1.43% due 02/25/17	6,400,000	6,402,240

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 17.8% (continued)
Financial - 13.8% (continued)
National Bank of Canada
1.47% due 12/14/184	$3,800,000	$3,788,895
Fifth Third Bank/Cincinnati OH
1.53% due 08/20/184	3,500,000	3,493,262
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	2,000,822
1.58% due 07/25/164	1,440,000	1,442,376
Capital One North America/Mclean VA
1.77% due 08/17/184	3,400,000	3,409,160
Morgan Stanley
2.00% due 02/01/194	3,300,000	3,331,343
US Bank North America/Cincinnati OH
1.20% due 01/29/184	3,300,000	3,300,472
Lloyds Bank plc
1.62% due 01/22/194	3,300,000	3,297,202
Abbey National Treasury Services plc/United Kingdom
2.11% due 03/14/194	3,200,000	3,216,122
JPMorgan Chase & Co.
1.46% due 03/22/194	3,000,000	3,001,146
Liberty Mutual Group, Inc.
6.70% due 08/15/161	2,038,000	2,077,511
Royal Bank of Scotland Group plc
1.57% due 03/31/174	1,750,000	1,747,464
Berkshire Hathaway Finance Corp.
1.32% due 03/15/194	1,400,000	1,409,264
International Lease Finance Corp.
2.58% due 06/15/164	1,390,000	1,391,297
Bank of America North America
1.40% due 12/07/184	1,395,000	1,388,220

	Face
	Amount	Value
CORPORATE BONDS†† - 17.8% (continued)
Financial - 13.8% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	$1,340,000	$1,286,400
Macquarie Bank Ltd.
1.42% due 03/24/171,4	800,000	798,715
Nomura Holdings, Inc.
2.08% due 09/13/164	590,000	591,559
Goldman Sachs Group, Inc.
1.82% due 04/30/184	550,000	552,327
Total Financial		47,925,797
Consumer, Cyclical - 1.4%
Daimler Finance North America LLC
1.33% due 08/03/171,4	5,000,000	4,998,745
Consumer, Non-cyclical - 1.4%
UnitedHealth Group, Inc.
1.07% due 01/17/174	2,000,000	2,001,708
Tenet Healthcare Corp.
4.13% due 06/15/201,4	2,000,000	1,985,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	910,000	912,275
Total Consumer, Non-cyclical		4,898,983
Communications - 1.2%
AT&T, Inc.
2.40% due 03/15/17	2,000,000	2,023,342
Level 3 Financing, Inc.
4.10% due 01/15/184	1,380,000	1,385,175
eBay, Inc.
2.50% due 03/09/18	700,000	711,354
Total Communications		4,119,871
Total Corporate Bonds
(Cost $61,994,306)		61,943,396
Total Investments – 100.1%
(Cost $352,050,295)		$348,959,699
Other Assets & Liabilities, net - (0.1)%		(345,025)
Total Net Assets - 100.0%		$348,614,674

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $231,939,495 (cost $234,818,036), or 66.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	Rate indicated is the 7-day yield as of March 31, 2016.
4	Variable rate security. Rate indicated is rate effective at March 31, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$–	$25,494,013	$–	$25,494,013
U.S. Government Securities	–	18,395,560	–	18,395,560
Money Market Instruments	580,012	–	–	580,012
Asset Backed Securities	–	167,468,398	–	167,468,398
Collateralized Mortgage Obligations	–	75,078,320	–	75,078,320
Corporate Bonds	–	61,943,396	–	61,943,396
Total	$580,012	$348,379,687	$–	$348,959,699

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 31, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Assets:
Beginning Balance	$9,251,943
Change in Unrealized Gain/Loss	(1,943)
Sales	(9,250,000)
Ending Balance	$-
Net change in unrealized
appreciation (depreciation) for
investments in securities still held
at March 31, 2016	$- *
*No Level 3 securities held at period ended March 31, 2016.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 5.1%
U.S. GOVERNMENT SECURITIES†† - 2.9%
United States Treasury Bill
0.00% due 06/23/161
(Cost $5,997,164)	$6,000,000	$5,997,030
COMMERICAL PAPER†† - 1.9%
Bemis Co., Inc.
0.70% due 04/21/162	3,000,000	2,998,833
Bayer Corp.
0.63% due 04/06/162	1,000,000	999,913
Total Commercial Paper
(Cost $3,998,746)		3,998,746
MONEY MARKET INSTRUMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.00%3
(Cost $525,138)	525,138	525,138
Total Short Term Investments
(Cost $10,521,048)		10,520,914

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 49.0%
Collateralized Loan Obligations - 45.5%
Golub Capital Partners CLO Ltd.
2014-21A, 2.52% due 10/25/262,4	$2,750,000	$2,721,720
2015-25A, 2.42% due 08/05/272,4	1,500,000	1,467,601
2014-10A, 3.57% due 10/20/212,4	750,000	735,974
Resource Capital Corporation Ltd.
2014-CRE2, 1.49% due 04/15/322,4	1,583,020	1,553,413
2015-CRE4, 1.84% due 08/15/322,4	1,500,000	1,472,674
Lockwood Grove CLO Ltd.
2014-1A, 1.99% due 01/25/242,4	2,750,000	2,726,818
Cerberus Onshore II CLO LLC
2014-1A, 2.62% due 10/15/232,4	2,672,108	2,663,873
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.53% due 04/28/262,4	1,200,000	1,186,008
2014-3A, 3.13% due 04/28/262,4	1,200,000	1,169,676
Baker Street CLO II Ltd.
2006-1A, 1.35% due 10/15/192,4	2,300,000	2,186,776
FS Senior Funding Ltd.
2015-1A, 2.43% due 04/13/252,4	2,200,000	2,150,119
CIFC Funding Ltd.
2013-3A, 3.62% due 01/29/252,4	1,200,000	1,168,180

	Face Amount	Value
ASSET BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 45.5% (continued)
2007-1A, 2.12% due 05/10/212,4	$1,000,000	$937,572
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.52% due 10/15/262,4	2,000,000	1,980,381
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/244	2,000,000	1,970,916
Rampart CLO Ltd.
2007-1A, 2.49% due 10/25/212,4	2,000,000	1,960,214
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.92% due 10/20/252,4	2,000,000	1,921,957
CIFC Funding 2012-I Ltd.
2014-1A, 2.72% due 08/14/242,4	1,980,000	1,906,781
Steele Creek CLO Ltd.
2014-1A, 2.87% due 08/21/262,4	1,800,000	1,768,470
ACRE Commercial Mortgage Trust
2014-FL2, 2.49% due 08/15/312,4	800,000	809,662
2014-FL2, 1.89% due 08/15/312,4	500,000	493,237
2014-FL2, 1.44% due 08/15/312,4	325,254	322,998
Cifc Funding 2007-II Ltd.
2007-2A, 2.23% due 04/15/212,4	1,750,000	1,620,938
CFIP CLO Ltd.
2014-1A, 2.09% due 04/13/252,4	1,650,000	1,591,944
MCF CLO I LLC
2013-1A, 2.27% due 04/20/232,4	1,600,000	1,588,842
Duane Street CLO IV Ltd.
2007-4A, 2.87% due 11/14/212,4	850,000	770,508
2007-4A, 1.62% due 11/14/212,4	750,000	709,310
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.09% due 10/15/252,4	1,500,000	1,478,362
Cavalry CLO II
2013-2A, 1.97% due 01/17/242,4	1,500,000	1,473,440
Black Diamond CLO Ltd.
2013-1A, 2.02% due 02/01/232,4	1,500,000	1,464,884
Marea CLO Ltd.
2015-1A, 2.42% due 10/15/232,4	1,500,000	1,444,602

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 45.5% (continued)
Flatiron CLO 2013-1 Ltd.
2013-1A, 2.62% due 01/17/262,4	$1,500,000	$1,440,199
Golub Capital BDC CLO LLC
2014-1A, 3.12% due 04/25/262,4	1,400,000	1,356,887
Oak Hill Credit Partners X Ltd.
2014-10A, 2.72% due 07/20/262,4	1,400,000	1,344,667
Garrison Funding Ltd.
2015-1A, 3.13% due 05/25/272,4	1,400,000	1,330,241
Madison Park Funding VIII Ltd.
2014-8A, 2.82% due 04/22/222,4	1,300,000	1,278,858
ACAS CLO Ltd.
2014-1A, 2.94% due 09/20/232,4	1,250,000	1,248,768
Fortress Credit Investments IV Ltd.
2015-4A, 2.52% due 07/17/232,4	1,250,000	1,234,163
Telos CLO Ltd.
2014-5A, 2.17% due 04/17/252,4	1,200,000	1,186,382
TICP CLO I Ltd.
2014-1A, 2.12% due 04/26/262,4	1,200,000	1,185,001
BNPP IP CLO Ltd.
2014-1A, 2.07% due 04/24/262,4	1,200,000	1,181,670
Neuberger Berman CLO Ltd.
2014-12A, 2.72% due 07/25/232,4	1,100,000	1,082,548
TICP CLO II Ltd.
2014-2A, 2.67% due 07/20/262,4	1,100,000	1,051,189
Carlyle Global Market Strategies CLO 2013-3 Ltd.
2013-3A, 1.74% due 07/15/252,4	1,050,000	1,017,683
Ares XXIII CLO Ltd.
2014-1A, 2.82% due 04/19/232,4	1,000,000	999,950
RFTI Issuer Ltd.
2015-FL1, 2.19% due 08/15/302,4	1,000,000	997,894
Voya CLO Ltd.
2015-3A, 3.57% due 10/15/222,4	1,000,000	995,447
ACIS CLO Ltd.
2015-6A, 2.21% due 05/01/272,4	1,000,000	991,092
Benefit Street Partners CLO V Ltd.
2014-VA, 2.22% due 10/20/262,4	1,000,000	991,059

	Face Amount	Value
ASSET BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 45.5% (continued)
LCM X, LP
2014-10A, 3.47% due 04/15/222,4	$1,000,000	$985,929
PFP Ltd.
2015-2, 2.44% due 07/14/342,4	1,000,000	985,812
Adirondack Park CLO Ltd.
2013-1A, 3.62% due 04/15/242,4	1,000,000	983,139
Monroe Capital CLO Ltd.
2014-1A, 2.42% due 10/22/262,4	1,000,000	980,718
Regatta V Funding Ltd.
2014-1A, 3.77% due 10/25/262,4	1,000,000	980,705
Acis CLO 2014-3 Ltd.
2014-3A, 2.13% due 02/01/262,4	1,000,000	980,400
Venture CLO Ltd.
2015-11A, 2.57% due 11/14/222,4	1,000,000	978,750
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.77% due 04/25/252,4	1,000,000	975,801
NewMark Capital Funding CLO Ltd.
2013-1A, 1.75% due 06/02/252,4	1,000,000	971,877
Rockwall CDO Ltd.
2007-1A, 1.17% due 08/01/242,4	1,000,000	936,310
WhiteHorse IV Ltd.
2007-4A, 2.07% due 01/17/202,4	1,000,000	932,234
Brentwood CLO Corp.
2006-1A, 1.44% due 02/01/222,4	1,000,000	930,434
Marathon CLO VI Ltd.
2014-6A, 2.67% due 05/13/252,4	1,000,000	901,546
Great Lakes CLO Ltd.
2014-1A, 2.47% due 04/15/252,4	600,000	596,288
2014-1A, 4.32% due 04/15/252,4	250,000	240,839
Regatta Funding Ltd.
2007-1A, 1.93% due 06/15/202,4	850,000	832,410
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.67% due 07/15/232,4	800,000	794,262
Westbrook CLO Ltd.
2006-1A, 2.32% due 12/20/202,4	850,000	783,926
Marine Park CLO Ltd.
2015-1A, 1.90% due 10/12/232,4	785,000	781,987

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 45.5% (continued)
Venture VII CDO Ltd.
2006-7A, 0.85% due 01/20/222,4	$659,408	$645,768
Finn Square CLO Ltd.
2012-1A, 3.43% due 12/24/232,4	600,000	590,254
CVP Cascade CLO Ltd.
2014-CLO1, 2.07% due 01/16/262,4	600,000	589,426
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.22% due 04/15/252,4	600,000	586,942
Palmer Square CLO Ltd.
2014-1A, 3.17% due 10/17/222,4	600,000	578,088
Centurion CDO Ltd.
2005-9A, 0.87% due 07/17/192,4	557,281	549,914
Franklin CLO VI Ltd.
2007-6A, 0.85% due 08/09/192,4	524,276	510,393
Telos CLO 2006-1 Ltd.
2006-1A, 1.12% due 10/11/212,4	500,000	496,944
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2A, 3.52% due 07/20/232,4	500,000	492,678
Telos CLO 2014-5 Ltd.
2014-5A, 2.77% due 04/17/252,4	500,000	473,979
Flagship CLO VI
2007-1A, 3.04% due 06/10/212,4	500,000	468,588
Madison Park Funding V Ltd.
2007-5A, 2.08% due 02/26/212,4	500,000	452,064
Lime Street CLO Corp.
2007-1A, 1.57% due 06/20/212,4	500,000	448,741
San Gabriel CLO Ltd.
2007-1A, 2.89% due 09/10/212,4	450,000	429,757
Nantucket CLO Ltd.
2006-1X, 2.13% due 11/24/20	400,000	375,784
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.22% due 04/20/252,4	250,000	240,089
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.22% due 07/25/252,4	250,000	232,187

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 45.5% (continued)
Babson CLO Ltd.
2007-1X, 0.85% due 01/18/21	$166,662	$163,878
Total Collateralized Loan Obligations		93,210,389
Credit Card - 1.5%
Capital One Multi-Asset Execution Trust
2007-A2, 0.51% due 12/16/194	3,100,000	3,094,576
Collateralized Debt Obligations - 1.3%
Triaxx Prime CDO Ltd.
2006-2A, 0.70% due 10/02/392,4	1,212,540	1,140,114
Gramercy Real Estate CDO 2006-1 Ltd.
2006-1A, 0.99% due 07/25/412,4	809,345	787,088
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.94% due 11/21/402,4	478,934	475,193
SRERS Funding Ltd.
2011-RS, 0.69% due 05/09/462,4	279,753	267,639
Total Collateralized Debt Obligations		2,670,034
Financial - 0.5%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.88% due 07/10/174	983,047	970,234
Automotive - 0.2%
CarMax Auto Owner Trust 2015-4
2015-4, 0.42% due 10/17/16	369,310	369,231
California Republic Auto Receivables Trust 2015-3
0.44% due 10/1716	83,690	83,690
Total Automotive		452,291
Total Asset Backed Securities
(Cost $101,831,357)		100,398,154
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6%
Residential Mortgage Backed Securities - 20.8%
LSTAR Securities Investment Trust
2015-4, 2.44% due 04/01/202,4	2,736,570	2,654,474
2015-3, 2.43% due 03/01/202,4	2,256,173	2,206,358
2016-2, 2.43% due 03/01/212,4	2,100,000	2,035,593
2015-10, 2.44% due 11/01/202,4	1,882,776	1,835,707
2014-1, 3.53% due 09/01/212,4	1,829,218	1,810,926
2015-1, 2.44% due 01/01/202,4	1,533,350	1,502,628

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Residential Mortgage Backed Securities - 20.8% (continued)
2015-6, 2.44% due 05/01/202,4	$996,784	$974,356
CSMC Series
2014-7R, 0.59% due 10/27/362,4	2,226,475	2,120,276
2014-7R, 0.60% due 12/27/372,4	2,198,508	2,113,359
2014-2R, 0.64% due 02/27/462,4	1,841,838	1,685,206
2014-6R, 0.62% due 09/27/362,4	915,144	853,974
2014-9R, 0.30% due 06/25/362,4	338,677	323,274
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/252	3,014,999	3,009,817
2016-1A, 2.98% due 02/25/262	951,043	951,661
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/462	1,977,573	1,975,237
Banc of America Funding Ltd.
2013-R1, 0.65% due 11/03/412,4	2,025,075	1,873,912
GSAMP Trust
2005-HE6, 0.87% due 11/25/354	1,725,000	1,624,239
GSMSC Resecuritization Trust
2014-3R, 0.61% due 11/26/362,4	1,636,037	1,589,848
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC1
2006-BC1, 0.59% due 03/25/364	1,691,421	1,572,220
Structured Asset Investment Loan Trust
2005-1, 1.15% due 02/25/352,4	850,000	795,492
2005-2, 1.17% due 03/25/354	700,000	651,851
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/452,4	1,446,132	1,438,738
VOLT XL LLC
2015-NP14, 4.38% due 11/27/452	1,435,454	1,432,802
CIT Mortgage Loan Trust
2007-1, 1.88% due 10/25/372,4	1,333,575	1,248,752
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/192,5	1,075,314	1,067,172
Encore Credit Receivables Trust
2005-4, 0.87% due 01/25/364	1,100,000	1,011,559

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Residential Mortgage Backed Securities - 20.8% (continued)
Banc of America Funding 2012-R4 Trust
2012-R4, 0.70% due 03/04/392,4	$740,473	$735,808
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.68% due 12/25/354	757,310	719,622
Accredited Mortgage Loan Trust
2007-1, 0.56% due 02/25/374	496,173	470,674
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.58% due 05/25/364	411,266	380,721
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.51% due 02/25/474	76,296	74,731
Total Residential Mortgage Backed Securities		42,740,987
Commercial Mortgage Backed Securities - 7.8%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.29% due 12/15/272,4	3,000,000	2,926,578
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS, 1.84% due 06/15/282,4	1,000,000	1,003,083
2014-ICTS, 1.54% due 06/15/282,4	1,000,000	1,002,552
2014-ICTS, 2.34% due 06/15/282,4	500,000	483,512
GS Mortgage Securities Corporation Trust 2016-ICE2
2016-ICE2, 3.69% due 02/15/332,4	2,200,000	2,200,687
Morgan Stanley Capital I Trust
2015-XLF1, 2.64% due 08/13/192,4	2,000,000	1,974,418
Hilton USA Trust 2013-HLT
2013-HLT, 4.60% due 11/05/302,4	1,500,000	1,508,826
Hilton USA Trust
2013-HLF, 4.19% due 11/05/302,4	997,386	992,435
COMM 2014-KYO Mortgage Trust
2014-KYO, 1.74% due 06/11/272,4	1,000,000	986,794
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.44% due 07/15/312,4	1,000,000	977,530

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Commercial Mortgage Backed Securities - 7.8% (continued)
COMM Mortgage Trust
2014-KYO, 2.79% due 06/11/272,4	$800,000	$782,966
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5, 1.42% due 07/15/312,4	621,298	618,061
BLCP Hotel Trust
2014-CLRN, 1.78% due 08/15/292,4	500,000	483,616
Total Commercial Mortgage Backed Securities		15,941,058
Total Collateralized Mortgage Obligations
(Cost $59,164,024)		58,682,045
CORPORATE BONDS†† - 14.0%
Financial - 9.6%
Morgan Stanley
2.00% due 02/01/194	2,000,000	2,018,996
US Bank North America/Cincinnati OH
1.20% due 01/29/184	2,000,000	2,000,286
Lloyds Bank plc
1.62% due 01/22/194	2,000,000	1,998,304
National Bank of Canada
1.47% due 12/14/184	2,000,000	1,994,155
Abbey National Treasury Services plc/United Kingdom
2.11% due 03/14/194	1,900,000	1,909,572
Capital One North America/Mclean VA
1.77% due 08/17/184	1,500,000	1,504,041
Fifth Third Bank/Cincinnati OH
1.53% due 08/20/184	1,500,000	1,497,113
International Lease Finance Corp.
2.58% due 06/15/164	1,090,000	1,091,017
Royal Bank of Scotland Group plc
1.57% due 03/31/174	1,050,000	1,048,479
UnitedHealth Group, Inc.
1.08% due 01/17/174	1,000,000	1,000,854
Citigroup, Inc.
1.58% due 07/25/164	940,000	941,551
Bank of America North America
1.40% due 12/07/184	750,000	746,355
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	770,000	739,200
Macquarie Bank Ltd.
1.42% due 03/24/172,4	550,000	549,117
Nomura Holdings, Inc.
2.08% due 09/13/164	390,000	391,030

	Face Amount	Value
CORPORATE BONDS†† - 14.0% (continued)
Financial - 9.6% (continued)
Goldman Sachs Group, Inc.
1.82% due 04/30/184	$360,000	$361,523
Total Financial		19,791,593
Consumer, Non-cyclical - 1.4%
Tenet Healthcare Corp.
4.13% due 06/15/202,4	1,000,000	992,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	936,000	938,340
HCA, Inc.
4.25% due 10/15/19	550,000	566,844
3.75% due 03/15/19	305,000	312,442
Total Consumer, Non-cyclical		2,810,126
Consumer, Cyclical - 1.0%
Daimler Finance North America LLC
1.33% due 08/03/172,4	1,000,000	999,749
eBay, Inc.
2.50% due 03/09/18	450,000	457,299
L Brands, Inc.
8.50% due 06/15/19	300,000	351,030
Lennar Corp.
4.50% due 06/15/19	250,000	258,125
Total Consumer, Cyclical		2,066,203
Industrial - 0.9%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19	1,000,000	1,035,000
CNH Industrial Capital LLC
3.88% due 07/16/18	780,000	774,540
Total Industrial		1,809,540
Communications - 0.5%
Level 3 Financing, Inc.
4.10% due 01/15/184	1,080,000	1,084,050
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	900,000	949,140
Utilities - 0.1%
AES Corp.
3.64% due 06/01/194	200,000	193,000
Total Corporate Bonds
(Cost $28,766,445)		28,703,652
SENIOR FLOATING RATE INTERESTS††,4 - 3.1%
Technology - 1.6%
Avago Technologies Ltd.
4.25 % due 02/01/23	1,050,000	1,044,151
NXP B.V. / NXP Funding LLC
3.75% due 12/07/20	997,500	999,056
First Data Corp.
3.93% due 03/23/18	524,734	523,291
4.43% due 03/24/21	130,000	129,574
LANDesk Group, Inc.
5.00% due 02/25/20	294,000	286,650

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 3.1% (continued)
Technology - 1.6% (continued)
Infor, Inc.
3.75% due 06/03/20	$230,294	$222,990
Total Technology		3,205,712
Financial - 0.6%
Fly Leasing Ltd.
3.50% due 08/08/19	1,317,742	1,306,211
Communications - 0.6%
Univision Communications, Inc.
4.00% due 02/28/20	1,037,555	1,026,204

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 3.1% (continued)
Communications - 0.6% (continued)
EMI Music Publishing
4.00% due 08/19/22	$269,497	$268,756
Total Communications		1,294,960
Consumer, Non-cyclical - 0.3%
Smart & Final Stores LLC
4.00% due 11/15/19	600,000	594,300
Total Senior Floating Rate Interests
(Cost $6,424,792)		6,401,183
Total Investments – 99.8%
(Cost $206,707,666)		$204,705,948
Other Assets & Liabilities, net - 0.2%		360,860
Total Net Assets - 100.0%		$205,066,808

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $153,024,725 (cost $154,868,877), or 74.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Rate indicated is the 7-day yield as of March 31, 2016.
4	Variable rate security. Rate indicated is rate effective at March 31, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in the Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
U.S. Government Securities	$-	$5,997,030	$-	$5,997,030
Commercial Paper	-	3,998,746	-	3,998,746
Money Market Instruments	525,138	-	-	525,138
Asset Backed Securities	-	100,398,154	-	100,398,154
Collateralized Mortgage Obligations	-	58,682,045	-	58,682,045
Corporate Bonds	-	28,703,652	-	28,703,652
Senior Floating Rate Interests	-	6,401,183	-	6,401,183
Total Assets	$525,138	$204,180,810	$-	$204,705,948

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the period.

For the period ended March 31, 2016, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$5,001,050
Change in Unrealized Gain/Loss	(1,050)
Sales	(5,000,000)
Ending Balance	$-
Net change in unrealized
appreciation (depreciation) for
investments in securities still held
at March 31, 2016	$- *
*No Level 3 securities held at the period ended March 31, 2016.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 3.4%
U.S. GOVERNMENT SECURITIES†† - 2.3%
United States Treasury Bill
0.00% due 06/02/161	$2,000,000	$1,999,462
0.00% due 06/23/161	1,000,000	999,505
Total U.S. Government Securities
(Cost $2,998,563)		2,998,967
COMMERCIAL PAPER†† - 0.8%
Bemis Co., Inc.
0.70% due 04/21/162
(Cost $999,611)	1,000,000	999,611
MONEY MARKET INSTRUMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%3
(Cost $455,173)	455,173	455,173
Total Short Term Investments
(Cost $4,453,347)		4,453,751

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 55.9%
Collateralized Loan Obligations - 52.2%
CIFC Funding Ltd.
2007-2A, 2.22% due 04/15/212,4	1,750,000	1,620,938
2013-3A, 3.62% due 01/29/252,4	1,000,000	973,483
2014-1A, 2.72% due 08/14/242,4	1,000,000	963,021
2007-I 2, 2.12% due 05/10/212,4	1,000,000	937,572
Resource Capital Corporation Ltd.
2014-CRE2, 1.49% due 04/15/322,4	1,690,954	1,659,327
2015-CRE4, 1.84% due 08/15/322,4	1,250,000	1,227,229
Lockwood Grove CLO Ltd.
2014-1A, 1.99% due 01/25/242,4	2,750,000	2,726,818
Baker Street CLO II Ltd.
2006-1A, 1.35% due 10/15/192,4	2,200,000	2,091,700
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.52% due 10/15/262,4	2,000,000	1,980,381
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/244	2,000,000	1,970,915
Fortress Credit Opportunities III CLO, LP
2014-3A A1T, 2.52% due 04/28/262,4	1,000,000	988,340
2014-3A B1, 3.12% due 04/28/262,4	1,000,000	974,730
Golub Capital Partners CLO Ltd.
2015-25A A1, 2.42% due 08/05/272,4	1,200,000	1,174,081

	Face Amount	Value
ASSET BACKED SECURITIES†† - 55.9% (continued)
Collateralized Loan Obligations - 52.2% (continued)
2011-10AR CR, 3.57% due 10/20/212,4	$750,000	$735,974
FS Senior Funding Ltd.
2015-1A, 2.43% due 05/28/252,4	1,850,000	1,808,054
Steele Creek CLO Ltd.
2014-1A B, 2.87% due 08/21/262,4	1,800,000	1,768,469
Telos CLO Ltd.
2014-5A, 2.17% due 04/17/252,4	1,000,000	988,651
2006-1A, 1.11% due 10/11/212,4	500,000	496,944
2014-5A, 2.77% due 04/17/252,4	250,000	236,990
ACRE Commercial Mortgage Trust
2014-FL2, 2.49% due 08/15/312,4	800,000	809,662
2014-FL2, 1.89% due 08/15/312,4	500,000	493,237
2014-FL2, 1.44% due 08/15/312,4	325,254	322,998
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.09% due 10/15/252,4	1,000,000	985,575
2014-2A, 3.52% due 07/20/232,4	550,000	541,946
Neuberger Berman CLO Ltd.
2014-12A, 2.72% due 07/25/232,4	1,550,000	1,525,409
Cerberus Onshore II CLO LLC
2013-1A A1, 2.62% due 10/15/232,4	1,484,505	1,479,930
CFIP CLO Ltd.
2014-1A A2, 2.09% due 04/13/252,4	1,500,000	1,447,221
Duane Street CLO IV Ltd.
2007-4A, 1.62% due 11/14/212,4	750,000	709,310
2007-4A D, 2.87% due 11/14/212,4	750,000	679,860
MCF CLO I LLC
2013-1A, 2.27% due 04/20/232,4	1,300,000	1,290,934
ACAS CLO Ltd.
2012-1AR BR, 2.94% due 09/20/232,4	1,250,000	1,248,768
Great Lakes CLO Ltd.
2014-1A, 2.47% due 04/15/252,4	500,000	496,907
2014-1A, 3.22% due 04/15/252,4	500,000	489,118
2014-1A C, 4.32% due 04/15/252,4	250,000	240,839
Marea CLO Ltd.
2012-1A BR, 2.42% due 10/15/232,4	1,250,000	1,203,835

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 55.9% (continued)
Collateralized Loan Obligations - 52.2% (continued)
Lime Street CLO Corp.
2007-1A, 1.57% due 06/20/212,4	$1,250,000	$1,121,852
Madison Park Funding VIII Ltd.
2012-8AR BR, 2.82% due 04/22/222,4	1,100,000	1,082,110
TICP CLO II Ltd.
2014-2A, 2.67% due 07/20/262,4	1,100,000	1,051,189
Ares XXIII CLO Ltd.
2014-1A, 2.82% due 04/19/232,4	1,000,000	999,950
Highbridge Loan Management Ltd.
2014-1A, 2.87% due 09/20/222,4	1,000,000	999,872
ACIS CLO Ltd.
2015-6A, 2.21% due 05/01/272,4	1,000,000	991,092
Fortress Credit Investments IV Ltd.
2015-4A B, 2.52% due 07/17/232,4	1,000,000	987,330
LCM X, LP
2014-10A, 3.47% due 04/15/222,4	1,000,000	985,929
PFP Ltd.
2015-2 AS, 2.44% due 07/14/342,4	1,000,000	985,812
Cavalry CLO II
2A A, 1.97% due 01/17/242,4	1,000,000	982,294
Monroe Capital CLO Ltd.
2014-1A, 2.42% due 10/22/262,4	1,000,000	980,718
Regatta V Funding Ltd.
2014-1A, 3.77% due 10/25/262,4	1,000,000	980,705
Venture CLO Ltd.
2012-11AR BR, 2.57% due 11/14/222,4	1,000,000	978,750
Black Diamond CLO Ltd.
2012-1X A1, 2.02% due 02/01/232,4	1,000,000	976,589
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.77% due 04/25/252,4	1,000,000	975,801
NewMark Capital Funding CLO Ltd.
2013-1A, 1.75% due 06/02/252,4	1,000,000	971,877
Golub Capital BDC CLO LLC
2014-1A, 2.82% due 04/25/262,4	1,000,000	969,205

	Face Amount	Value
ASSET BACKED SECURITIES†† - 55.9% (continued)
Collateralized Loan Obligations - 52.2% (continued)
Rockwall CDO Ltd.
2007-1A A1LB, 1.17% due 08/01/242,4	$1,000,000	$936,310
WhiteHorse IV Ltd.
2006-4A C, 2.07% due 01/17/202,4	1,000,000	932,234
Regatta Funding Ltd.
2007-1A, 1.93% due 06/15/202,4	750,000	734,480
Westbrook CLO Ltd.
2006-1A, 2.32% due 12/20/202,4	750,000	691,700
Marathon CLO VI Ltd.
2014-6A, 2.67% due 05/13/252,4	750,000	676,159
NYLIM Flatiron CLO Ltd.
2006-1A C, 2.09% due 08/08/202,4	500,000	466,618
2006-1X, 0.86% due 08/08/204	207,457	206,018
Venture VII CDO Ltd.
2006-7A, 0.85% due 01/20/222,4	659,408	645,768
TICP CLO I Ltd.
2014-1A, 2.12% due 04/26/262,4	600,000	592,500
BNPP IP CLO Ltd.
2014-1A, 2.07% due 04/24/262,4	600,000	590,835
Centurion CDO Ltd.
2005-9A, 0.87% due 07/17/192,4	557,281	549,914
Franklin CLO VI Ltd.
2007-6A, 0.85% due 08/09/192,4	524,276	510,393
Finn Square CLO Ltd.
2012-1A, 3.43% due 12/24/232,4	500,000	491,878
CVP Cascade CLO Ltd.
2014-CLO1, 2.07% due 01/16/262,4	500,000	491,189
Palmer Square CLO Ltd.
2014-1A, 3.17% due 10/17/222,4	500,000	481,740
Flagship CLO VI
2007-1A D, 3.04% due 06/10/212,4	500,000	468,588
Madison Park Funding V Ltd.
2007-5A C, 2.08% due 02/26/212,4	500,000	452,064
Babson CLO Ltd.
2007-1X, 0.86% due 01/18/214	416,655	409,694
San Gabriel CLO Ltd.
2007-1A B1L, 2.89% due 09/10/212,4	400,000	382,006

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 55.9% (continued)
Collateralized Loan Obligations - 52.2% (continued)
Nantucket CLO Ltd.
2006-1X, 2.12% due 11/24/204	$400,000	$375,784
Newstar Commercial Loan Funding
2014-1A, 3.22% due 04/20/252,4	250,000	240,089
NewStar Arlington Senior Loan Program LLC
2014-1A B1, 3.22% due 07/25/252,4	250,000	232,187
Total Collateralized Loan Obligations		67,868,389
Credit Card - 1.5%
Capital One Multi-Asset Execution Trust
2007-A2, 0.52% due 12/16/194	2,000,000	1,996,501
Collateralized Debt Obligations - 1.2%
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/392,4	1,010,450	950,094
Gramercy Real Estate CDO 2006-1 Ltd.
2006-1A B, 0.99% due 07/25/412,4	508,731	494,741
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/462,4	139,877	133,820
Total Collateralized Debt Obligations		1,578,655
Financial - 0.7%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX C, 0.88% due 07/10/174	886,354	874,801
Automotive - 0.3%
CarMax Auto Owner Trust
2015-4, 0.42% due 10/17/16	369,310	369,231
California Republic Auto Receivables Trust
2015-3, 0.44% due 10/17/16	58,583	58,583
Total Automotive		427,814
Total Asset Backed Securities
(Cost $73,918,672)		72,746,160
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.4%
Residential Mortgage Backed Securities - 18.1%
CSMC Series
2014-7R, 0.60% due 12/27/372,4	2,198,508	2,113,359
2014-7R, 0.59% due 10/27/362,4	2,152,259	2,049,600

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.4% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
2014-2R, 0.64% due 02/27/462,4	$1,555,330	$1,423,063
2014-6R 11A1, 0.62% due 09/27/362,4	739,154	689,749
2014-9R, 0.30% due 06/27/362,4	338,677	323,274
LSTAR Securities Investment Trust
2015-3 A, 2.43% due 03/01/202,4	1,353,704	1,323,814
2015-1 A, 2.43% due 01/01/202,4	992,168	972,289
2014-1 NOTE, 3.53% due 09/01/212,4	522,634	517,407
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/252	1,236,923	1,234,796
2016-1A A, 2.98% due 02/25/262	951,043	951,661
GSMSC Resecuritization Trust
2014-3R, 0.61% due 11/26/362,4	1,636,037	1,589,848
GSAMP Trust
2005-HE6 M1, 0.87% due 11/25/354	1,650,000	1,553,621
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/412,4	1,518,806	1,405,434
Structured Asset Investment Loan Trust
2005-1, 1.15% due 02/25/352,4	800,000	748,698
2005-2, 1.17% due 03/25/354	700,000	651,851
VOLT XLI LLC
2016-NPL1 A1, 4.25% due 02/26/462,5	1,285,422	1,283,905
GCAT LLC
2014-2 A1, 3.72% due 10/25/192,5	1,075,314	1,067,172
Encore Credit Receivables Trust
2005-4, 0.87% due 01/25/364	1,100,000	1,011,559
VOLT XL LLC
2015-NP14 A1, 4.38% due 11/27/452,5	956,970	955,201
New Century Home Equity Loan Trust Series
2005-C, 0.68% due 12/25/354	623,667	592,630
CIT Mortgage Loan Trust
2007-1 2A3, 1.88% due 10/25/372,4	430,185	402,823

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.4% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.58% due 05/25/364	$411,266	$380,721
Accredited Mortgage Loan Trust
2007-1, 0.56% due 02/25/374	258,873	245,569
GreenPoint Mortgage Funding Trust
2007-AR1 1A1A, 0.51% due 02/25/474	57,800	56,615
Total Residential Mortgage Backed Securities		23,544,659
Commercial Mortgage Backed Securities - 6.3%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.84% due 06/15/282,4	1,000,000	1,003,083
2014-ICTS, 1.54% due 06/15/282,4	1,000,000	1,002,552
2014-ICTS, 2.34% due 06/15/282,4	500,000	483,512
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.44% due 07/15/312,4	1,000,000	977,530
2014-FL5, 1.42% due 07/15/312,4	621,298	618,061
Hilton USA Trust
2013-HLT EFX, 4.60% due 11/05/302,4	1,000,000	1,005,884
2013-HLF EFL, 4.19% due 11/05/302,4	498,693	496,218
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.69% due 02/15/332,4	1,400,000	1,400,437
COMM Mortgage Trust
2014-KYO E, 2.79% due 06/11/272,4	700,000	685,095
BLCP Hotel Trust
2014-CLRN, 1.79% due 08/15/292,4	500,000	483,616
Total Commercial Mortgage Backed Securities		8,155,988
Total Collateralized Mortgage Obligations
(Cost $31,921,827)		31,700,647
CORPORATE BONDS†† - 13.8%
Financial - 9.4%
Morgan Stanley
2.00% due 02/01/194	1,300,000	1,312,347
US Bank North America/Cincinnati OH
1.20% due 01/29/184	1,300,000	1,300,185

	Face Amount	Value
CORPORATE BONDS†† - 13.8% (continued)
Financial - 9.4% (continued)
Lloyds Bank plc
1.62% due 01/22/194	$1,300,000	$1,298,898
Fifth Third Bank/Cincinnati OH
1.53% due 08/20/184	1,300,000	1,297,498
Abbey National Treasury Services plc/United Kingdom
2.11% due 03/14/194	1,200,000	1,206,046
Capital One North America/Mclean VA
1.77% due 08/17/184	1,200,000	1,203,232
International Lease Finance Corp.
2.58% due 06/15/164	1,190,000	1,191,111
Royal Bank of Scotland Group plc
1.57% due 03/31/174	1,000,000	998,551
Citigroup, Inc.
1.58% due 07/25/164	780,000	781,287
Macquarie Bank Ltd.
1.42% due 03/24/172,4	500,000	499,197
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	485,000	465,600
Nomura Holdings, Inc.
2.08% due 09/13/164	320,000	320,845
Goldman Sachs Group, Inc.
1.82% due 04/30/184	300,000	301,269
Total Financial		12,176,066
Communications - 1.1%
Level 3 Financing, Inc.
4.10% due 01/15/184	1,180,000	1,184,425
eBay, Inc.
2.50% due 03/09/18	250,000	254,055
Total Communications		1,438,480
Consumer, Cyclical - 1.0%
Daimler Finance North America LLC
1.33% due 08/03/172,4	1,000,000	999,749
L Brands, Inc.
8.50% due 06/15/19	200,000	234,020
Total Consumer, Cyclical		1,233,769
Consumer, Non-cyclical - 0.8%
UnitedHealth Group, Inc.
1.07% due 01/17/174	750,000	750,641
HCA, Inc.
4.25% due 10/15/19	200,000	206,125
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	140,000	140,350
Total Consumer, Non-cyclical		1,097,116
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,054,600

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 13.8% (continued)
Industrial - 0.6%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19	$700,000	$724,500
Utilities - 0.1%
AES Corp.
3.64% due 06/01/194	200,000	193,000
Total Corporate Bonds
(Cost $17,912,418)		17,917,531
SENIOR FLOATING RATE INTERESTS††,4 - 2.3%
Technology - 1.3%
First Data Corp.
3.93% due 03/23/18	565,098	563,543
4.43% due 03/24/21	140,000	139,541
Ciena Corp.
3.75% due 07/15/19	492,500	490,037

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 2.3% (continued)
Technology - 1.3% (continued)
Infor, Inc.
3.75% due 06/03/20	$230,294	$222,990
LANDesk Group, Inc.
5.00% due 02/25/20	196,000	191,100
Total Technology		1,607,211
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	440,724	435,903
EMI Music Publishing
4.00% due 08/19/22	260,514	259,797
Total Communications		695,700
Financial - 0.5%
Fly Leasing Ltd.
3.50% due 08/09/19	663,261	657,458
Total Senior Floating Rate Interests
(Cost $2,982,488)		2,960,369
Total Investments - 99.8%
(Cost $131,188,752)		$129,778,458
Other Assets & Liabilities, net - 0.2%		228,347
Total Net Assets - 100.0%		$130,006,805

†	Value determined based on Level 1 inputs – See Note 3.
††	Value determined based on Level 2 inputs – See Note 3.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $96,331,621 (cost $97,677,651), or 74.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Rate indicated is the 7-day yield as of March 31, 2016.
4	Variable rate security. Rate indicated is rate effective at March 31, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
U.S. Government Securities	$-	$2,998,967	$-	$2,998,967
Commercial Paper	-	999,611	-	999,611
Money Market Instruments	455,173	-	-	455,173
Asset Backed Securities	-	72,746,160	-	72,746,160
Collateralized Mortgage Obligations	-	31,700,647	-	31,700,647
Corporate Bonds	-	17,917,531	-	17,917,531
Senior Floating Rate Interests	-	2,960,369	-	2,960,369
Total	$455,173	$129,323,285	$-	$129,778,458

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 31, 2016, there were no transfers between levels.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Assets:
Beginning Balance	$4,250,893
Change in Unrealized Gain/Loss	(893)
Sales	(4,250,000)
Ending Balance	$-
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$- *
*No Level 3 securites held at period ended March 31, 2016.

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS:
Investments, at value (cost $687,139,097)	$683,491,424
Cash	103,105
Receivables:
Interest	1,192,296
Other assets	5,132
Total assets	684,791,957
LIABILITIES:
Payable for:
Fund shares redeemed	4,200,000
Audit fees	20,216
Fund accounting/administration fees	8,470
Transfer agent	1,019
Miscellaneous	25,684
Total liabilities	4,255,389
NET ASSETS	$680,536,568
NET ASSETS CONSIST OF:
Paid in capital	$684,428,880
Distributions in excess of net investment income	(2,001)
Accumulated net realized loss on investments	(242,638)
Net unrealized depreciation on investments	(3,647,673)
Net assets	$680,536,568
Capital shares outstanding	27,429,428
Net asset value per share	$24.81

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS:
Investments, at value (cost $352,050,295)	$348,959,699
Cash	39,127
Receivables:
Interest	746,280
Other assets	2,833
Total assets	349,747,939
LIABILITIES:
Payable for:
Securities purchased	1,098,281
Audit fees	14,828
Fund accounting/administration fees	4,643
Transfer agent fees	1,019
Miscellaneous	14,494
Total liabilities	1,133,265
NET ASSETS	$348,614,674
NET ASSETS CONSIST OF:
Paid in capital	$351,920,951
Undistributed net investment income	5,345
Accumulated net realized loss on investments	(221,026)
Net unrealized depreciation on investments	(3,090,596)
Net assets	$348,614,674
Capital shares outstanding	14,120,216
Net asset value per share	$24.69

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS:
Investments (cost $206,707,666)	$204,705,948
Cash	23,863
Receivables:
Interest	605,025
Other assets	4,182
Total assets	205,339,018
LIABILITIES:
Payable for:
Securities purchased	229,300
Audit fees	17,234
Custodian fees	11,295
Fund accounting/administration fees	6,107
Transfer agent	519
Miscellaneous	7,755
Total liabilities	272,210
NET ASSETS	$205,066,808
NET ASSETS CONSIST OF:
Paid in capital	$207,241,861
Undistributed net investment income	6,506
Accumulated net realized loss on investments	(179,841)
Net unrealized depreciation on investments	(2,001,718)
Net assets	$205,066,808
Capital shares outstanding	8,311,792
Net asset value per share	$24.67

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS:
Investments, at value (cost $131,188,752)	$129,778,458
Cash	14,795
Receivables:
Interest	378,325
Other assets	2,055
Total assets	130,173,633
LIABILITIES:
Payable for:
Securities purchased	139,650
Audit fees	13,964
Fund accounting/administration fees	3,163
Transfer agent	1,679
Miscellaneous	8,372
Total liabilities	166,828
NET ASSETS	$130,006,805
NET ASSETS CONSIST OF:
Paid in capital	$131,511,652
Undistributed net investment income	6,105
Accumulated net realized loss on investments	(100,658)
Net unrealized depreciation on investments	(1,410,294)
Net assets	$130,006,805
Capital shares outstanding	5,267,642
Net asset value per share	$24.68

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS (Unaudited)

 Period Ended March 31, 2016

INVESTMENT INCOME:
Interest	$5,092,460
Total investment income	5,092,460

EXPENSES:
Fund accounting/administration fees	50,068
Professional fees	62,717
Line of credit fees	56,411
Custodian fees	13,073
Insurance expense	10,872
Trustees' fees*	6,624
Transfer agent	6,017
Printing fees	2,556
Miscellaneous	6,615
Total expenses	214,953
Net investment income	4,877,507

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain
on investments	241,891

Net change in unrealized appreciation (depreciation)
on investments	(2,323,321)
Net realized and unrealized loss	(2,081,430)
Net increase in net assets resulting from operations	$2,796,077

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS (Unaudited)

 Period Ended March 31, 2016

INVESTMENT INCOME:
Interest	$3,363,647
Total investment income	3,363,647

EXPENSES:
Fund accounting/administration fees	50,068
Professional fees	34,771
Line of credit fees	21,891
Trustees' fees*	8,102
Transfer agent fees	6,017
Custodian fees	5,481
Printing fees	942
Miscellaneous	9,561
Total expenses	136,833
Net investment income	3,226,814

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,757)
Net change in unrealized appreciation (depreciation) on investments	(2,182,989)
Net realized and unrealized loss	(2,185,746)
Net increase in net assets resulting from operations	$1,041,068

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2016

INVESTMENT INCOME:
Interest	$2,313,709
Total investment income	2,313,709

EXPENSES:
Fund accounting/administration fees	47,446
Professional fees	32,148
Line of credit fees	10,379
Custodian fees	6,608
Transfer agent	6,017
Insurance expense	4,600
Trustees' fees*	2,349
Printing fees	870
Miscellaneous	1,893
Total expenses	112,310
Net investment income	2,201,399

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on
investments	2,844

Net change in unrealized appreciation (depreciation) on
investments	(1,575,525)
Net realized and unrealized loss	(1,572,681)
Net increase in net assets resulting from operations	$628,718

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2016

INVESTMENT INCOME:
Interest	$1,521,299
Total investment income	1,521,299

EXPENSES:
Fund accounting/administration fees	32,080
Professional fees	24,954
Line of credit fees	7,745
Transfer agent fees	6,017
Trustees' fees*	4,824
Custodian fees	3,085
Printing fees	441
Miscellaneous	6,170
Total expenses	85,316
Net investment income	1,435,983

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	21,612
Net change in unrealized appreciation (depreciation) on investments	(1,056,370)
Net realized and unrealized loss	(1,034,758)
Net increase in net assets resulting from operations	401,225

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,877,507	$9,085,411
Net realized gain (loss) on investments	241,891	(109,117)
Net change in unrealized appreciation (depreciation) on investments	(2,323,321)	(837,425)
Net increase in net assets resulting from operations	2,796,077	8,138,869

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,876,907)	(9,087,462)
Total distributions to shareholders	(4,876,907)	(9,087,462)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,058,395,000	2,290,324,999
Distributions reinvested	4,876,907	9,054,978
Cost of shares redeemed	(2,337,844,543)	(2,000,782,655)
Net increase (decrease) from capital share transactions	(274,572,636)	298,597,322
Net increase (decrease) in net assets	(276,653,466)	297,648,729

NET ASSETS:
Beginning of period	957,190,034	659,541,305
End of period	$680,536,568	$957,190,034

Distributions in excess of net investment income at end of period	$(2,001)	$(2,601)

CAPITAL SHARE ACTIVITY:
Shares sold	82,833,390	92,016,370
Shares issued from reinvestment of distributions	196,334	363,918
Shares redeemed	(94,071,450)	(80,391,740)
Net increase (decrease) in shares	(11,041,726)	11,988,548

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,226,814	$4,355,061
Net realized loss on investments	(2,757)	(42,792)
Net change in unrealized appreciation (depreciation) on investments	(2,182,989)	(642,135)
Net increase in net assets resulting from operations	1,041,068	3,670,134

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,226,821)	(4,355,509)
Total distributions to shareholders	(3,226,821)	(4,355,509)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	380,425,000	490,200,000
Distributions reinvested	3,226,821	4,334,600
Cost of shares redeemed	(386,922,205)	(360,295,208)
Net increase (decrease) from capital share transactions	(3,270,384)	134,239,392
Net increase (decrease) in net assets	(5,456,137)	133,554,017

NET ASSETS:
Beginning of period	354,070,811	220,516,794
End of period	$348,614,674	$354,070,811

Undistributed net investment income at end of period	$5,345	$5,352

CAPITAL SHARE ACTIVITY:
Shares sold	15,356,856	19,696,513
Shares issued from reinvestment of distributions	130,354	174,201
Shares redeemed	(15,615,761)	(14,479,745)
Net increase (decrease) in shares	(128,551)	5,390,969

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,201,399	$2,863,705
Net realized gain (loss) on investments	2,844	(67,594)
Net change in unrealized appreciation (depreciation) on investments	(1,575,525)	(134,067)
Net increase in net assets resulting from operations	628,718	2,662,044

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,201,431)	(2,863,855)
Total distributions to shareholders	(2,201,431)	(2,863,855)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	56,700,000	53,800,000
Distributions reinvested	2,201,431	2,863,855
Cost of shares redeemed	(9,950,000)	(22,797,962)
Net increase from capital share transactions	48,951,431	33,865,893
Net increase in net assets	47,378,718	33,664,082

NET ASSETS:
Beginning of period	157,688,090	124,024,008
End of period	$205,066,808	$157,688,090

Undistributed net investment income at end of period	$6,506	$6,538

CAPITAL SHARE ACTIVITY:
Shares sold	2,284,193	2,161,729
Shares issued from reinvestment of distributions	88,990	114,985
Shares redeemed	(400,599)	(916,807)
Net increase in shares	1,972,584	1,359,907

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,435,983	$2,471,150
Net realized gain (loss) on investments	21,612	(51,460)
Net change in unrealized appreciation (depreciation) on investments	(1,056,370)	(53,065)
Net increase in net assets resulting from operations	401,225	2,366,625

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,437,643)	(2,469,637)
Total distributions to shareholders	(1,437,643)	(2,469,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,300,000	7,900,000
Distributions reinvested	1,437,643	2,469,619
Cost of shares redeemed	(2,500,000)	(7,599,470)
Net increase from capital share transactions	3,237,643	2,770,149
Net increase in net assets	2,201,225	2,667,137

NET ASSETS:
Beginning of period	127,805,580	125,138,443
End of period	$130,006,805	$127,805,580

Undistributed net investment income at end of period	$6,105	$7,765

CAPITAL SHARE ACTIVITY:
Shares sold	174,370	317,330
Shares issued from reinvestment of distributions	58,070	99,131
Shares redeemed	(101,150)	(305,427)
Net increase in shares	131,290	111,034

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2016a	Year Ended September 30, 2015	Period Ended September 30, 2014b
Per Share Data
Net asset value, beginning of period	$24.88	$24.90	$25.00
Income from investment operations:
Net investment incomec	.15	.28	.11
Net loss on investments (realized and unrealized)	(.07)	(.02)	(.05)
Total from investment operations	.08	.26	.06
Less distributions from:
Net investment income	(.15)	(.28)	(.12)
Return of capital	—	—	(.04)
Total distributions	(.15)	(.28)	(.16)
Net asset value, end of period	$24.81	$24.88	$24.90
Total Return	0.35%	1.06%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$680,537	$957,190	$659,541
Ratios to average net assets:
Net investment income (loss)	1.21%	1.14%	0.82%
Total expensesd	0.05%	0.04%	0.06%
Net expensesd,e	0.05%	0.04%	0.05%
Portfolio turnover rate	23%	46%	34%

a	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2016a	Year Ended September 30, 2015	Period Ended September 30, 2014b
Per Share Data
Net asset value, beginning of period	$24.85	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomec	.23	.37	.16
Net loss on investments (realized and unrealized)	(.16)	(.05)	(.06)
Total from investment operations	.07	.32	.10
Less distributions from:
Net investment income	(.23)	(.37)	(.17)
Return of capital	—	—	(.03)
Total distributions	(.23)	(.37)	(.20)
Net asset value, end of period	$24.69	$24.85	$24.90
Total Return	0.29%	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$348,615	$354,071	$220,517
Ratios to average net assets:
Net investment income	1.87%	1.50%	1.19%
Total expensesd	0.08%	0.07%	0.14%
Net expensesd,e	0.08%	0.07%	0.12%
Portfolio turnover rate	32%	55%	24%

a	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2016a	Year Ended September 30, 2015	Period Ended September 30, 2014b
Per Share Data
Net asset value, beginning of period	$24.88	$24.91	$25.00
Income from investment operations:
Net investment incomec	.29	.49	.22
Net loss on investments (realized and unrealized)	(.21)	(.03)	(.08)
Total from investment operations	.08	.46	.14
Less distributions from:
Net investment income	(.29)	(.49)	(.23)
Return of capital	-	-	(.00 )*
Total distributions	(.29)	(.49)	(.23)
Net asset value, end of period	$24.67	$24.88	$24.91
Total Return	0.30%	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$205,067	$157,688	$124,024
Ratios to average net assets:
Net investment income (loss)	2.31%	1.97%	1.55%
Total expenses d	0.12%	0.11%	0.24%
Net expenses d,e	0.12%	0.11%	0.11%
Portfolio turnover rate	20%	33%	25%

a	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.
*	Amount is less than $0.01.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2016a	Year Ended September 30, 2015	Period Ended September 30, 2014b
Per Share Data
Net asset value, beginning of period	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomec	.28	.49	.21
Net loss on investments (realized and unrealized)	(.20)	(.02)	(.09)
Total from investment operations	.08	.47	.12
Less distributions from:
Net investment income	(.28)	(.49)	(.21)
Return of capital	—	—-	(.01)
Total distributions	(.28)	(.49)	(.22)
Net asset value, end of period	$24.68	$24.88	$24.90
Total Return	0.31%	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,007	$127,806	$125,138
Ratios to average net assets:
Net investment income	2.24%	1.96%	1.53%
Total expensesd	0.13%	0.12%	0.19%
Net expensesd,e	0.13%	0.12%	0.16%
Portfolio turnover rate	16%	41%	27%

a	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

At March 31, 2016, the Trust consisted of four separate funds. This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (each a "Fund" and together the “Funds”).

Guggenheim Partners Investment Management, LLC  d/b/a Guggenheim Investments (“GI” or the “Investment Adviser”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as the distributor for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price. U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2016.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

F. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

G. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure

NOTES TO FINANCIAL STATEMENTS (Unaudited)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

RFS provides transfer agent services to each Fund for an annual fee of $12,000 per Fund.

RFS also provides accounting and administrative services to each Fund at an annual rate of 0.05% per Fund, based on the average daily net assets of each Fund.  Each Fund is subject to an annual minimum and maximum fee of $50,000 and $100,000, respectively.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds, as applicable, based on relative net assets.

If a Fund invests in an affiliated fund, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2016, the Funds did not waive fees or reimburse other expenses.

3. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations.  Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Federal Income Tax Information

The Funds intend to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

As of March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Guggenheim Strategy Fund I	$687,139,097	$352,574	$(4,000,247)	$(3,647,673)
Guggenheim Strategy Fund II	352,050,295	190,481	(3,281,077)	(3,090,596)
Guggenheim Strategy Fund III	206,707,666	185,062	(2,186,780)	(2,001,718)
Guggenheim Variable Insurance Strategy Fund III	131,188,752	137,020	(1,547,314)	(1,410,294)

Tax components of accumulated earnings (accumulated losses) as of September 30, 2015 (the most recent fiscal year end for federal income tax purposes), were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Depreciation	Accumulated Capital and Other Losses	Other Temporary Differences
Guggenheim Strategy Fund I	$632,849	$(1,324,352)	$(484,529)	$(635,450)
Guggenheim Strategy Fund II	5,352	(907,607)	(218,269)	-
Guggenheim Strategy Fund III	272,899	(426,193)	(182,685)	(266,361)
Guggenheim Variable Insurance Strategy Fund III	214,169	(353,924)	(122,270)	(206,404)

Distributions to Shareholders:

The tax character of distributions paid during the year ended September 30, 2015 (the most recent fiscal year end for federal income tax purposes), was as follows:

Fund	Ordinary Income	Return of Capital	Total Distributions
Guggenheim Strategy Fund I	$9,087,462	$-	$9,087,462
Guggenheim Strategy Fund II	4,355,509	-	4,355,509
Guggenheim Strategy Fund III	2,863,855	-	2,863,855
Guggenheim Variable Insurance Strategy Fund III	2,469,637	-	2,469,637

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of September 30, 2015 (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Funds were as follows:

	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim Strategy Fund I	$(484,529)	$-	$(484,529)
Guggenheim Strategy Fund II	(215,715)	(2,554)	(218,269)
Guggenheim Strategy Fund III	(151,023)	(31,662)	(182,685)
Guggenheim Variable Insurance Strategy Fund III	(90,205)	(32,065)	(122,270)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended September 30, 2015 (the most recent fiscal year end for federal income tax purposes), there were no capital loss carryforward amounts used.

5. Securities Transactions
For the six months ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$241,575,784	$108,891,766
Guggenheim Strategy Fund II	100,410,644	98,216,819
Guggenheim Strategy Fund III	78,003,518	34,837,215
Guggenheim Variable Insurance Strategy Fund III	25,778,472	19,927,972

6. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of March 31, 2016, the Funds did not have any repurchase agreements.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ Investment Adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

7. Line of credit

The Trust participates in a committed credit facility in the amount of $800,000,000 between a syndicated group led by Citibank, N.A.  This line of credit is reserved for emergency or temporary purposes.  Fees related to borrowings, if any, vary under this arrangement depending on the length of the borrowings.  The Trust also pays a commitment fee at an annualized rate of 0.15% of the average daily amount of the Funds' unused commitment amount.  The Trust did not have any borrowings under this agreement as of or for the six months ended March 31, 2016.

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016.

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.

The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2013	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	103	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2013	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	99	Current:Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2013	Current: President, Washburn University (1997-present).	99	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2013	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	99	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2013	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	99	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2013	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	105	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2013	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	99
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).

Former: Topeka Community Foundation (2009-2014).

SUPPLEMENTAL INFORMATION (Unaudited)

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2013	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	102	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2013	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	234
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

SUPPLEMENTAL INFORMATION (Unaudited)

Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2013
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013
Current:  CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present).  Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former:  CCO, Guggenheim Distributors, LLC (2009- 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013
Current:  AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former:  AML Officer, Guggenheim Distributors, LLC (2013- 2014).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration,  Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

SUPPLEMENTAL INFORMATION (Unaudited)

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group, LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2013
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*   The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

TRUST INFORMATION

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Partners Investment Management, LLC
Donald C. Cacciapaglia*	Santa Monica, CA
Donald A. Chubb, Jr.
Jerry B. Farley	Distributor
Roman Friedrich III	Guggenheim Funds Distributors, LLC
Robert B. Karn III	Rockville, MD
Ronald A. Nyberg
Maynard F. Oliverius	Accounting Agent, Administrator and Transfer Agent
Ronald E. Toupin, Jr., Chairman	Rydex Fund Services, LLC
Rockville, MD
*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.
Custodian The Bank of New York Mellon Corp. New York, NY

Principal Executive Officers	Legal Counsel
Donald C. Cacciapaglia	Dechert LLP
President and Chief Executive Officer	New York, NY

Amy J. Lee	Independent Registered Public
Vice President and Chief Legal Officer	Accounting Firm
Ernst & Young LLP
Mark E. Mathiasen	McLean, VA
Secretary

Elisabeth Miller
Chief Compliance Officer

Alison Santay
AML Officer

John L. Sullivan
Chief Financial Officer and Treasurer

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Partners Investment Management, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

TRUST INFORMATION

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2.  Code of Ethics.

 Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

 Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

 Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.  Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           President and Chief Executive Officer

Date:           May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           President and Chief Executive Officer

Date:           May 26, 2016

By:              /s/ John L. Sullivan

Name:         John L. Sullivan

Title:           Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:           May 26, 2016